Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of operating lease cost and other supplemental information
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Operating lease cost (1)	58,317,758	36,607,623	21,719,042
	December 31, 2019	December 31, 2020
	RMB	RMB

Weighted-average remaining lease term	2 Years	1.2 Years

Weighted-average discount rate	4.75%	4.73%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	39,195,151	18,327,069

ROU assets obtained in exchange for new operating lease liabilities	38,133,941	19,468,523
(1)	Amounts include short-term leases that are immaterial.

Schedule of reconciliation to the lease liabilities
Year Ended December 31,	RMB

2021	14,245,045
2022	5,210,201
2023	700,106
2024	219,038
2025	-
Thereafter	-
Total future operating lease payments	20,374,390
Less: imputed interest	(829,891)
Total present value of operating lease liabilities	19,544,499